Financial risk management - Schedule of outstanding energy trading operations (Details) - Price risk - Electricity trading [member] R$ in Thousands	12 Months Ended
Dec. 31, 2020 BRL (R$)
Scenarios for sensitivity analysis
Unrealized loss	R$ (189,422)
Probable
Scenarios for sensitivity analysis
Unrealized loss	(189,423)
25% [member]
Scenarios for sensitivity analysis
Unrealized loss	(163,920)
50% [member]
Scenarios for sensitivity analysis
Unrealized loss	(328,798)
(25)% [member]
Scenarios for sensitivity analysis
Unrealized loss	165,836
(50%) [member]
Scenarios for sensitivity analysis
Unrealized loss	R$ 330,714